Other Income - Schedule of Other Income (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Other Income [Abstract]
Government subsidies	¥ 3,348,712		¥ 3,216,168	¥ 5,307,351
Income from airdrop and crypto investment products	33,859,289
Others	2,737,314			1,803,742
Total	¥ 39,945,315	$ 5,683,092	¥ 3,216,168	¥ 7,111,093